Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income or loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated at beginning	$ (10,823,878)
Accumulated at ending	(9,866,793)	$ (10,823,878)
Accumulated Other Comprehensive Loss (Income)
Accumulated at beginning	(10,823,878)	(13,621,992)
Changes in other comprehensive (loss) or income	957,085	2,798,114
Accumulated at ending	(9,866,793)	(10,823,878)
Open-Ended Fund
Accumulated at beginning	1,373,185	1,505,142
Changes in other comprehensive (loss) or income	(741)	(131,957)
Accumulated at ending	1,372,444	1,373,185
Other Equity Instruments
Accumulated at beginning	(391,611)	515,047
Changes in other comprehensive (loss) or income	(698,903)	(906,658)
Accumulated at ending	(1,090,514)	(391,611)
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(23,602,220)	(23,602,220)
Accumulated at ending	(23,602,220)	(23,602,220)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	810,294	934,473
Changes in other comprehensive (loss) or income	(711,843)	(124,179)
Accumulated at ending	98,451	810,294
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(908,411)	(1,058,754)
Changes in other comprehensive (loss) or income	81,616	150,343
Accumulated at ending	(826,795)	(908,411)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	407,900	12,093
Changes in other comprehensive (loss) or income	(287,536)	395,807
Accumulated at ending	120,364	407,900
Share of Income of Associates and Joint Ventures
Accumulated at beginning	4,354,812	109,266
Changes in other comprehensive (loss) or income	4,278,531	4,245,546
Accumulated at ending	8,633,343	4,354,812
Income Taxes
Accumulated at beginning	7,132,173	7,962,961
Changes in other comprehensive (loss) or income	(1,704,039)	(830,788)
Accumulated at ending	$ 5,428,134	$ 7,132,173